Note 22 - Subsequent Events (Details Textual) $ / shares in Units, $ in Thousands		1 Months Ended
	Jul. 17, 2025	Aug. 19, 2025 USD ($)	Jul. 31, 2025 USD ($)	Jul. 01, 2025 $ / shares	Jun. 30, 2025	Dec. 31, 2024
Carrying Capacity of Vessels at Period End (TEU)					512,989	512,989
Loans Payable [Member] | Barkley and Conley Shipping Cos. and Bertrand and Schofield Maritime Cos. [Member]
Debt Instrument, Face Amount			$ 245,000
Subsequent Event [Member] | Chairman and Chief Executive Officer, Konstantinos Konstantakopoulos [Member]
Joint Venture, Ownership, Percent			17.00%
Subsequent Event [Member] | Family Member of Konstantinos Konstantakopoulos [Member]
Joint Venture, Ownership, Percent			17.00%
Subsequent Event [Member] | Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, July 2025 [Member]
Payments to Acquire Lease Receivables			$ 10,000
Lessor, Direct Financing Lease, Term of Contract (Year)			5 years
Subsequent Event [Member] | Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, July 2025 2 [Member]
Payments to Acquire Lease Receivables			$ 17,257
Lessor, Direct Financing Lease, Term of Contract (Year)		5 years	5 years
Subsequent Event [Member] | Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, July 2025 3 [Member]
Payments to Acquire Lease Receivables		$ 6,600
Number of Dry-bulk Vessels		1
Subsequent Event [Member] | Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, July 2025 4 [Member]
Payments to Acquire Lease Receivables		$ 37,500
Number of Dry-bulk Vessels		4
Subsequent Event [Member] | Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, July 2025 5 [Member]
Payments to Acquire Lease Receivables			$ 80,500
Number of Vessels			2
Subsequent Event [Member] | Walston, Lockton, Glasserton, and Stewarton Shipping Cos. [Member]
Number of Vessels Ordered	4
Carrying Capacity of Vessels at Period End (TEU)	3,100
Time Charter Duration (Year)	8 years
Common Stock [Member] | Subsequent Event [Member] | O 2024 Q3 Dividends [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares				$ 0.115
Series B Preferred Stock [Member] | Subsequent Event [Member] | O 2024 Q3 Dividends [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares				0.476563
Series C Preferred Stock [Member] | Subsequent Event [Member] | O 2024 Q3 Dividends [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares				0.53125
Series D Preferred Stock [Member] | Subsequent Event [Member] | O 2024 Q3 Dividends [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares				$ 0.546875